Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments And Contingencies Disclosure Abstract
Financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2023	2022
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$367,482	382,699

Standby letters of credit	$3,721	4,352